Provisions (Tables)	6 Months Ended
Jul. 31, 2020
Provisions [abstract]
Disclosure of Detailed Information About Provisions
	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Current:
Other provisions	8,841	5,205
Make good	602	639
	9,443	5,844

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Non-current:
Make good	1,391	1,796
	1,391	1,796

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions
	Other provisions NZ$000’s	Make good NZD$000’s	Total NZ$000’s

Opening balance at 1 February 2020	5,205	2,435	7,640
Additional provisions recognised	5,717	26	5,743
Amounts used during the year	(1,983)	(439)	(2,422)
Exchange differences	(98)	(29)	(127)
Balance at 31 July 2020	8,841	1,993	10,834

Opening balance at 1 August 2019	-	2,380	2,380
Additional provisions recognised	5,205	8	5,213
Amounts used during the year	-	(6)	(6)
Other movements	-	(69)	(69)
Exchange differences	-	122	122
Balance at 31 January 2020	5,205	2,435	7,640